SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,313	$ 4,477	$ 13,059	$ 13,105
Less: accumulated depreciation	(2,472)	(2,660)	(5,841)	(5,385)
Property and equipment, net	1,841	1,817	7,218	7,720
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,577	2,723	1,938	1,976
Office Equipment and Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,736	1,754	3,032	2,917
Leasehold Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 8,089	$ 8,212